Income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income/(loss) per share
Basic loss per share	$ 0.45	$ (0.61)	$ 0.66	$ (5.64)
Diluted loss per share	$ 0.44	$ (0.61)	$ 0.64	$ (5.64)
Income/(loss) for the period	$ 147.4	$ (205.7)	$ 210.4	$ (1,887.3)
Non-controlling interests	(3.6)	(1.6)	(9.1)	(8.7)
Income/(loss) for the period attributable to owners of the Company	$ 151.0	$ (204.1)	$ 219.5	$ (1,878.6)
Weighted average number of ordinary shares outstanding, diluted	335,521,000	333,151,000	334,886,000	332,948,000
Weighted average number of potential ordinary shares, dilutive	7,258,000	0	6,325,000	0
Weighted average number of potential ordinary shares, antidilutive		2,880,000		1,628,000